Note 34 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2019	2018	2017
Key management salaries and bonuses	2,362	2,476	2,041
Cash-settled share-based expense *	723	261	1,164
	3,085	2,737	3,205